Equity (Details) ₪ / shares in Units, $ / shares in Units, ₪ in Thousands									1 Months Ended				12 Months Ended
	May 24, 2022 USD ($) shares	Feb. 09, 2022 ₪ / shares shares	Feb. 18, 2021 USD ($) shares	Feb. 08, 2021 USD ($)	Aug. 02, 2020 USD ($) shares	Jul. 23, 2020 USD ($)	Jul. 20, 2020 USD ($) shares	Jun. 14, 2020 USD ($) shares	Oct. 31, 2021 USD ($) ₪ / shares shares	Jul. 31, 2021 USD ($) shares	Nov. 16, 2020 USD ($) shares	Jul. 20, 2020 USD ($) shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2022 ILS (₪) shares	Dec. 31, 2021 USD ($) $ / shares	Dec. 30, 2021 USD ($)	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2018 shares	Dec. 31, 2022 ₪ / shares	May 24, 2022 ₪ / shares	Feb. 20, 2022 ₪ / shares	Dec. 30, 2021 ₪ / shares shares	Oct. 31, 2021 ₪ / shares	Jul. 31, 2021 ₪ / shares shares	Feb. 18, 2021 ₪ / shares	Feb. 08, 2021 ₪ / shares shares	Aug. 02, 2020 ₪ / shares shares	Jul. 23, 2020 ₪ / shares shares	Jun. 14, 2020 ₪ / shares
Equity (Details) [Line Items]
Exercise price per ordinary shares | (per share)		₪ 0.02											$ 0.02								₪ 0.02	₪ 0.02	₪ 0.02	₪ 23.6	₪ 0.02	₪ 0.02	₪ 0.02	₪ 0.02	₪ 0.02
Share capital (in Dollars) | $			$ 5,600,000					$ 1,400,000					$ 88,000		$ 79,000
Ordinary shares issued								416,665
Non-marketable share options								499,998	486,500			370,000
Shares options		25,000						249,999		54,162
Warrants issuance term period													4 years
Issuance costs (in Dollars) | $			$ 95,000	$ 44,000									$ 80,000
Ordinary shares			600,500															600,000				1,670,310				314,215	230,750	834,573
Consideration amount (in Dollars) | $				$ 3,000,000
Cumulative debt and interest (in Dollars) | $						$ 1,700,000
Capital investments (in Dollars) | $									$ 15,000,000
Aggregate amount (in Dollars) | $																$ 7,500,000
Additional investments of capital (in Dollars) | $	$ 7,500,000
Prefunded warrants to purchase ordinary shares	152,655
Exercise price per share (in New Shekels per share) | (per share)													$ 1.78						₪ 6.13
Issuance for a period	5 years
Cash consideration (in Dollars) | $							$ 1,520,000					$ 1,520,000	$ 275,000
Exercised ordinary shares													53,596	53,596
Stock issuance costs (in Dollars) | $													$ 592,000
Options granted (in Dollars) | $													$ 275,000
Warrants that was exercise to ordinary shares																	24,315
Warrants exercised price total value (in Dollars) | $																	$ 120,000
Gross proceeds (in Dollars) | $											$ 740,000
Description of warrant exercise											Every two options (Series 3) are exercisable for NIS 70, to 1 Ordinary Share of NIS 0.02 par value of the Company for a period of three years.
Share options					461,500
Estimated value of options (in Dollars) | $					$ 664,000
Expected dividend percent					0.00%
Percentage of standard deviation										76.00%			75.00%	75.00%
Expected life of options					2 years 6 months								6 years	6 years
Share options issued										36,108
Ordinary shares exercised							185,000			18,054
Exercise price per share | shares (in New Shekels per share) | ₪ / shares																								0.6
Ordinary shares par value (in Dollars) | $										$ 0.02
Options value (in Dollars) | $										$ 247,000
Expected dividend percentage													0.00%		0.00%		0.00%
Cashless exercise per share (in New Shekels per share) | ₪ / shares									$ 19.4
Description of options granted													The options were valued at USD 1,056 thousand (of which the officers’ options amount to USD 313 thousand), according to the Black and Scholes formula, based on the following assumptions: share price of NIS 9.81 (adjusted to reflect a transaction occurred immediately after the grant), expected dividend 0%, standard deviation 76%, risk-free interest of 0.1% and expected life to exercise of 6 to 10 years.	The options were valued at USD 1,056 thousand (of which the officers’ options amount to USD 313 thousand), according to the Black and Scholes formula, based on the following assumptions: share price of NIS 9.81 (adjusted to reflect a transaction occurred immediately after the grant), expected dividend 0%, standard deviation 76%, risk-free interest of 0.1% and expected life to exercise of 6 to 10 years.
Shares options		25,000
Cashless exercise per share (in New Shekels per share) | ₪ / shares		₪ 19.4
Estimated value													$ 87,000	₪ 282
Risk free interest rate, share options granted													0.10%	0.10%
Average Share price for options exercised (in Dollars per share) | $ / shares															$ 9.6		$ 12.0
Ordinary shares [member]
Equity (Details) [Line Items]
Exercise price per one ordinary shares (in Dollars per share) | $ / shares													$ 14.18
Chairman of the Advisory Committee [Member]
Equity (Details) [Line Items]
Exercise price per ordinary shares | ₪ / shares																								₪ 0.02
Non-marketable share options										144,432
Ordinary shares																								72,216
Share capital [Member]
Equity (Details) [Line Items]
Exercise price per ordinary shares | ₪ / shares																			₪ 0.02		₪ 0.01
Ordinary shares [member]
Equity (Details) [Line Items]
Exercise price per ordinary shares | $ / shares													0.02
Exercise price per share (in New Shekels per share) | ₪ / shares																				₪ 0.6
Ordinary shares amount (in Dollars per share) | $ / shares													$ 1
Series 1 [Member]
Equity (Details) [Line Items]
Warrants issued																		1,200,000
Series 2 [Member]
Equity (Details) [Line Items]
Description of warrant exercise											Every two warrants (Series 2) are exercisable for NIS 48, to 1 Ordinary Share of NIS 0.02 par value of the Company for a period of one year.
Share-based payments [Member]
Equity (Details) [Line Items]
Exercise price per ordinary shares | ₪ / shares																								₪ 0.02
Risk-free interest rate										0.10%
Expected dividend percentage																								0.00%
Share-based payments [Member]
Equity (Details) [Line Items]
Share options issued										108,324
Additional Ordinary Shares [Member]
Equity (Details) [Line Items]
Ordinary shares	1,517,655
Mr. Rani Zim and Mr. Yoav Kaplan [Member]
Equity (Details) [Line Items]
Exercise price per ordinary shares | ₪ / shares																												₪ 0.02
Issuance costs (in Dollars) | $						74,000
Ordinary shares																												2,093,024
Consideration amount (in Dollars) | $						$ 5,300,000
Black and Scholes formula [Member]
Equity (Details) [Line Items]
Risk-free interest rate					0.10%
Series 2 [Member]
Equity (Details) [Line Items]
Warrants issued											400,000
Series 3 [Member]
Equity (Details) [Line Items]
Warrants issued											400,000
Bottom of range [member]
Equity (Details) [Line Items]
Percentage of standard deviation					78.00%
Ordinary shares vested percentage										25.00%
Top of range [member]
Equity (Details) [Line Items]
Percentage of standard deviation					105.00%
Ordinary shares vested percentage										75.00%